Guarantees and commitments (Tables)	3 Months Ended
Jun. 30, 2012
Guarantees and commitments
Guarantees
Guarantees
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount	Total net amount	[1]	Carrying value	Collateral received

2Q12 (CHF million)

Credit guarantees and similar instruments	3,187	13,875	17,062	16,638		134	2,243

Performance guarantees and similar instruments	5,097	4,650	9,747	8,881		69	3,344

Securities lending indemnifications	14,027	0	14,027	14,027		0	14,027

Derivatives [2]	21,171	10,707	31,878	31,878		1,588	–	[3]

Other guarantees	4,396	1,148	5,544	5,519		3	2,967

Total guarantees	47,878	30,380	78,258	76,943		1,794	22,581

4Q11 (CHF million)

Credit guarantees and similar instruments	3,273	4,075	7,348	6,613		50	2,455

Performance guarantees and similar instruments	5,598	4,706	10,304	9,394		73	3,381

Securities lending indemnifications	15,005	0	15,005	15,005		0	15,005

Derivatives [2]	27,593	23,800	51,393	51,393		3,650	–	[3]

Other guarantees	3,972	1,003	4,975	4,939		4	2,268

Total guarantees	55,441	33,584	89,025	87,344		3,777	23,109

1 Total net amount is computed as the gross amount less any participations. 2 Excludes derivative contracts with certain active commercial and investment banks and certain other counterparties, as such contracts can be cash settled and the Group had no basis to conclude it was probable that the counterparties held, at inception, the underlying instruments. 3 Collateral for derivatives accounted for as guarantees is not significant.

Residential mortgage loans sold
Residential mortgage loans sold
Residential mortgage loans sold from January 1, 2004 to June 30, 2012 (USD billion)

Government-sponsored enterprises	8.2

Private investors [1]	22.4

Non-agency securitizations	129.7	[2]

Total	160.3

1 Primarily banks. 2 The outstanding balance of residential mortgage loans sold was USD 29.6 billion as of the end of 2Q12. The difference of the total balance of mortgage loans sold and the outstanding balance as of the end of 2Q12 is attributable to borrower payments of USD 83.7 billion and losses of USD 16.4 billion due to loan defaults.

Residential mortgage loans sold - outstanding repurchase claims
Residential mortgage loans sold – outstanding repurchase claims
	2Q12					1Q12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total		Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	50	437	762	1,249		68	432	243	743

New claims	25	14	242	281		11	8	535	554

Claims settled through repurchases	(2)	0	(3)	(5)	[1]	(1)	0	(2)	(3)	[1]

Other settlements	(2)	(1)	(6)	(9)	[2]	(2)	0	(2)	(4)	[2]

Total claims settled	(4)	(1)	(9)	(14)		(3)	0	(4)	(7)

Claims rescinded	0	(2)	0	(2)		(26)	(3)	0	(29)

Transfers to/from arbitration and litigation, net [3]	0	0	(144)	(144)		0	0	(12)	(12)

Balance at end of period	71	448	851	1,370		50	437	762	1,249

1 Settled at a repurchase price of USD 6 million and USD 3 million in 2Q12 and 1Q12, respectively. 2 Settled at USD 7 million and USD 3 million in 2Q12 and 1Q12, respectively. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Residential mortgage loans sold – outstanding repurchase claims (continued)
	6M12

	Government- sponsored enterprises	Private investors	Non- agency securiti- zations	Total

Outstanding repurchase claims (USD million)

Balance at beginning of period	68	432	243	743

New claims	36	22	777	835

Claims settled through repurchases	(3)	0	(5)	(8)	[1]

Other settlements	(4)	(1)	(8)	(13)	[2]

Total claims settled	(7)	(1)	(13)	(21)

Claims rescinded	(26)	(5)	0	(31)

Transfers to/from arbitration and litigation, net [3]	0	0	(156)	(156)

Balance at end of period	71	448	851	1,370

1 Settled at a repurchase price of USD 9 million. 2 Settled at USD 10 million. 3 Refer to "Note 28 – Litigation" for repurchase claims that are in arbitration or litigation.

Provisions for outstanding repurchase claims
Provisions for outstanding repurchase claims
	2Q12	1Q12	6M12

Provisions for outstanding repurchase claims (USD million) [1]

Balance at beginning of period	49	59	59

Increase/(decrease) in provisions, net	20	(4)	16

Realized losses [2]	(13)	(6)	(19)

Balance at end of period [3]	56	49	56

1 Excludes provisions for repurchase claims related to residential mortgage loans sold that are in arbitration or litigation. Refer to "Note 28 – Litigation" for further information. 2 Includes indemnifications paid to resolve loan repurchase claims. 3 Primarily related to government-sponsored enterprises and non-agency securitizations.

Losses from repurchase of residential mortgage loans sold
Realized losses from repurchase of residential mortgage loans sold
in	2Q12		1Q12		2Q11	6M12		6M11

Realized losses from repurchase of residential mortgage loans sold (USD million)

Realized losses	(13)	[1]	(6)	[1]	0	(19)	[1]	(3)	[2]

Includes indemnifications paid to resolve loan repurchase claims.
1 Primarily related to non-agency securitizations and government-sponsored enterprises. 2 Primarily related to government-sponsored enterprises.

Other commitments
Other commitments
end of	Maturity less than 1 year	Maturity greater than 1 year	Total gross amount		Total net amount	[1]	Collateral received

2Q12 (CHF million)

Irrevocable commitments under documentary credits	4,536	37	4,573		4,366		1,621

Loan commitments	155,309	65,141	220,450	[2]	215,446		147,108

Forward reverse repurchase agreements	47,775	0	47,775		47,775		47,775

Other commitments	1,838	1,807	3,645		3,645		253

Total other commitments	209,458	66,985	276,443		271,232		196,757

4Q11 (CHF million)

Irrevocable commitments under documentary credits	5,644	43	5,687		5,207		2,372

Loan commitments	157,701	62,859	220,560	[2]	215,343		144,278

Forward reverse repurchase agreements	28,885	0	28,885		28,885		28,885

Other commitments	1,457	2,151	3,608		3,608		33

Total other commitments	193,687	65,053	258,740		253,043		175,568

1 Total net amount is computed as the gross amount less any participations. 2 Includes CHF 134,826 million and CHF 138,051 million of unused credit limits as of the end of 2Q12 and 4Q11, respectively, which were revocable at the Group's sole discretion upon notice to the client.